ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Liabilities and Other Payable
	December 31,
	2025	2024

Warranty provision	$992	$538
Accrued expenses	4,741	4,613
Fixed assets creditors	243	369
Others	22	111

	$5,998	$5,631